Combined Prospectus - Combined Prospectus: 1	Jun. 11, 2026 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 5,000,000,000.00
Form Type	F-10
File Number	333-279937
Initial Effective Date	Jun. 04, 2024
Combined Prospectus Note	(a) There are being registered hereunder an indeterminate number of Debt Securities, Common Shares, Preferred Shares, Subscription Receipts, Warrants, Units, Share Purchase Contracts and Share Purchase Units or any combination thereof in one or more series (collectively, the "Securities") of Suncor Energy Inc. (the "Registrant") as from time to time may be issued at prices determined at the time of issuance. (b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (c) The prospectus contained herein relates to an aggregate of US$5,000,000,000 of securities, including, pursuant to Rule 429 under the Securities Act, US$5,000,000,000 of unsold securities that were previously registered under the Registrant's Registration Statement on Form F-10, as amended (File No. 333-279937), which became effective upon filing on June 4, 2024 (the "Prior Registration Statement"). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.